REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Cantor Fitzgerald Infrastructure Fund

In planning and performing our audit of the financial

statements of Cantor Fitzgerald Infrastructure Fund

(the Fund) as of and for the year ended March 31, 2025,

in accordance with the standards of the Public Company

Accounting Oversight Board (United States) (PCAOB), we

considered the Funds internal control over financial

reporting, including controls over safeguarding securities,

as a basis for designing our auditing procedures for the

purpose of expressing our opinion on the financial

statements and to comply with the requirements of

Form N-CEN, but not for the purpose of expressing an

opinion on the effectiveness of the Funds internal control

over financial reporting. Accordingly, we express no such

opinion.

The management of the Fund is responsible for establishing

and maintaining effective internal control over financial

reporting. In fulfilling this responsibility, estimates

and judgments by management are required to assess the

expected benefits and related costs of controls. A funds

internal control over financial reporting is a process

designed to provide reasonable assurance regarding the

reliability of financial reporting and the preparation of

financial statements for external purposes in accordance

with generally accepted accounting principles (GAAP). A

funds internal control over financial reporting includes

those policies and procedures that (1) pertain to the

maintenance of records that, in reasonable detail,

accurately and fairly reflect the transactions and

dispositions of the assets of the fund; (2) provide

reasonable assurance that transactions are recorded as

necessary to permit preparation of financial statements

in accordance with GAAP, and that receipts and

expenditures of the fund are being made only in accordance

with authorizations of management and trustees of the fund;

and (3) provide reasonable assurance regarding prevention

or timely detection of unauthorized acquisition, use or

disposition of a funds assets that could have a material

effect on the financial statements.

Because of its inherent limitations, internal control over

financial reporting may not prevent or detect misstatements.

Also, projections of any evaluation of effectiveness to

future periods are subject to the risk that controls may

become inadequate because of changes in conditions, or that

the degree of compliance with the policies or procedures

may deteriorate.

A deficiency in internal control over financial reporting

exists when the design or operation of a control does not

allow management or employees, in the normal course of

performing their assigned functions, to prevent or detect

misstatements on a timely basis. A material weakness is a

deficiency, or combination of deficiencies, in internal

control over financial reporting, such that there is a

reasonable possibility that a material misstatement of the

Funds annual or interim financial statements will not be

prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over

financial reporting was for the limited purpose described

in the first paragraph and would not necessarily disclose

all deficiencies in internal control that might be

material weaknesses under standards established by the

PCAOB. However, we noted no deficiencies in the Funds

internal control over financial reporting and its

operation, including controls over safeguarding

securities, that we consider to be a material weakness

as defined above as of March 31, 2025.

This report is intended solely for the information and

use of management and the Board of Trustees of the Fund

and the Securities and Exchange Commission and is not

intended to be and should not be used by anyone other

than these specified parties.

/S/ COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 30, 2025